Schedule of earnings per share (Details) - USD ($)	4 Months Ended	5 Months Ended	11 Months Ended	12 Months Ended
	Aug. 31, 2024	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Profit / (Loss) for the year	$ (6,303)	$ (4,303)	$ (18,503)
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Earnings/(loss) for the period				$ 455,435	$ (552,004)
Adjustments
Profit / (Loss) for the year				$ 455,435	$ (552,004)
Weighted average number of shares in issue				89,932,750	100,000,000
Earnings/ (loss) per share (cents)				$ 0.51	$ (0.55)
Headline Earnings/ (loss) per share (cents)				$ 0.51	$ (0.55)